Revenue - Schedule of Revenues From Key Customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Revenues From Key Customers [Line Items]
Revenues from key customers	$ 1,317	$ 3,727
Trade receivables balance from key customers	759		$ 1,013
Customer 1 [Member]
Schedule of Revenues From Key Customers [Line Items]
Revenues from key customers	1,178	2,032
Trade receivables balance from key customers	583		648
Customer 2 [Member]
Schedule of Revenues From Key Customers [Line Items]
Revenues from key customers	139	943
Trade receivables balance from key customers	176		365
Customer 3 [Member]
Schedule of Revenues From Key Customers [Line Items]
Revenues from key customers		$ 752
Trade receivables balance from key customers